Realized and net change in unrealized gains and (losses) on ETP payables (Tables)	9 Months Ended
Sep. 30, 2026
Realized And Net Change In Unrealized Gains And Losses On Etp Payables
Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Payables
	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Realized gain / (loss) on ETPs	$21,718,559	$(53,436,530)	$74,040,782	$(60,236,973)
Unrealized gain / (loss) on ETPs	(243,935,652)	(126,374,889)	(51,335,828)	54,234,629
Total	$(222,217,093)	$(179,811,419)	$22,704,954	$(6,002,344)